Segment Information - Schedule of Reportable Segment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating Expenses
General and administrative	$ 6,661,372	$ 5,414,525
Research and development	3,028,473	2,821,202
Amortization and depreciation	205,271	210,443
Loss on disposal of fixed assets	7,136
Impairment of fixed assets	189,225
Impairment of intangible assets	1,457,926
Foreign exchange loss (gain)	58,009	28,471
Total operating expenses	11,607,412	8,474,641
Other Income (Expense)
Interest and other income	244,971	155,882
Finance expense	(10,700)	(371,549)
Loss from continuing operations before taxes	(11,373,141)	(8,690,308)
Provision for Income Taxes
Net loss from continuing operations	$ (11,373,141)	$ (8,690,308)